Trade current assets and liabilities - Narrative (Details) € in Thousands, £ in Millions	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about working capital [Line Items]
Notional amount	€ 6,438,000		€ 4,990
Long term loans in associates [Member]
Disclosure of detailed information about working capital [Line Items]
Subordinated loan granted per share holders nominal amount AGS | £		£ 195
Ferrovial [Member]
Disclosure of detailed information about working capital [Line Items]
Notional amount	1,417,000
AGS airports holdings limited [Member] | Long term loans in associates [Member]
Disclosure of detailed information about working capital [Line Items]
Subordinated loan granted per share holders nominal amount AGS	€ 235,000